Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ (6,449)	$ (1,855)
Adjustments to reconcile profit (loss) [abstract]
Depreciation	2	0
Interest expense	722	0
Interest income	(37)	(56)
Gain on sale of marketable securities	(126)	0
Share-based compensation	1,268	0
Write-off of royalty option	125	0
Net foreign exchange loss	326	427
Net changes in non-cash working capital items:
Inventories	(62,610)	(12,398)
Prepaids and other receivables	(1,963)	66
Accounts payable and accrued liabilities	(60)	107
Cash used in operating activities	(68,802)	(13,709)
Cash flows from (used in) investing activities [abstract]
Investment in royalties and royalty options	(13,753)	0
Interest received, classified as investing activities	37	62
Net proceeds from sale of marketable securities	4,296	4,681
Investment in short-term investments	(9,670)	(727)
Cash generated from (used in) investing activities	(19,090)	4,016
Cash flows from (used in) financing activities [abstract]
Proceeds from public offering, net of underwriters' fees and issuance costs	23,384	0
Proceeds from At-the-Market offering, net of agents' fees and issuance costs	34,350	0
Proceeds from common shares issued upon exercise of options and warrants	15,500	5,415
Net proceeds from margin loan payable	12,415	0
Payments of lease liability	(3)	0
Interest and fees paid	(582)	0
Cash generated from financing activities	85,064	5,415
Effect of exchange rate changes on cash	(1)	(345)
Net decrease in cash	(2,829)	(4,623)
Cash - Beginning of year	7,214	11,837
Cash - End of year	$ 4,385	$ 7,214